Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Other tax payable	$ 200	$ 13
Customer contract liability, current	83	125
Total other current liabilities	$ 283	$ 138